Fair Value of Financial Instruments and Fair Value Measurements (Details) (Recurring [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Investment Securities Available for Sale	$ 268,300,411	$ 303,890,847
Carrying Amount [Member]
Assets [Abstract]
Cash and Short-Term Investments	71,041,000	112,329,000
Investment Securities Available for Sale	268,300,000	303,891,000
Investment Securities Held to Maturity	41,000	46,000
Federal Home Loan Bank Stock	3,364,000	5,398,000
Loans, Net	734,079,000	700,614,000
Liabilities [Abstract]
Deposits	979,685,000	999,985,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	35,000,000	71,000,000
Estimated Fair Value [Member]
Assets [Abstract]
Cash and Short-Term Investments	71,041,000	112,329,000
Investment Securities Available for Sale	268,300,000	303,891,000
Investment Securities Held to Maturity	42,000	46,000
Federal Home Loan Bank Stock	3,364,000	5,398,000
Loans, Net	735,115,000	702,438,000
Liabilities [Abstract]
Deposits	982,215,000	1,003,648,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	38,424,000	74,720,000
Level 1 [Member]
Assets [Abstract]
Cash and Short-Term Investments	71,041,000
Investment Securities Available for Sale	0	0
Investment Securities Held to Maturity	0
Federal Home Loan Bank Stock	3,364,000
Loans, Net	0
Liabilities [Abstract]
Deposits	486,775,000
Subordinated Debentures	24,229,000
Other Borrowed Money	0
Level 2 [Member]
Assets [Abstract]
Cash and Short-Term Investments	0
Investment Securities Available for Sale	267,162,173	302,768,420
Investment Securities Held to Maturity	42,000
Federal Home Loan Bank Stock	0
Loans, Net	713,109,000
Liabilities [Abstract]
Deposits	495,440,000
Subordinated Debentures	0
Other Borrowed Money	38,424,000
Level 3 [Member]
Assets [Abstract]
Cash and Short-Term Investments	0
Investment Securities Available for Sale	1,138,238	1,122,427
Investment Securities Held to Maturity	0
Federal Home Loan Bank Stock	0
Loans, Net	22,006,000
Liabilities [Abstract]
Deposits	0
Subordinated Debentures	0
Other Borrowed Money	$ 0